Long-term borrowings	12 Months Ended
Dec. 31, 2019
Aegon N.V [member]
Statement [LineItems]
Long-term borrowings
16 Long-term borrowings

	2019	2018
Remaining terms less than 1 year	-	78
Remaining terms 1 - 5 years	497	496
Remaining terms 5 - 10 years	-	-
Remaining terms over 10 years	760	717
At December 31	1,257	1,292
The repayment periods of borrowings vary from 4 years up to 19 years. The interest rates vary from 1.000% to 6.625% per annum. The market value of the long-term borrowings amounted to EUR 1,728  million (2018: EUR 1,649 million).